Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Salamanca Solutions
Related Party Transaction [Line Items]
Change in net loss	$ (150)	$ (382)	$ 42
Salamanca Solutions | Class C Units
Related Party Transaction [Line Items]
Stock repurchased	2,140
Percentage of Equity Interest in Subsidiary Transferred	80.00%
Trilogy LLC Founders
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ 23	$ 197	$ 120